Note 8 - Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Time Deposit Maturities, Remainder of Fiscal Year	$ 100.1
Time Deposit Maturities, Year Two	31.8
Time Deposit Maturities, Year Three	13.0
Time Deposit Maturities, Year Four	13.5
Time Deposit Maturities, Year Five	11.5
Time Deposits, $250,000 or More	$ 54.6	$ 18.0